FEDERAL AND STATE INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Effects Of Principal Temporary Differences [Abstract]
Allowance for possible loan losses	$ 3,055	$ 3,309	$ 3,392
Deferred compensation	2,557	2,516	2,420
Write down of other real estate	9	314	1,152
Deferred gain on OREO sale		188	202
Amortization of core deposit intangible	(1,577)	(272)	423
Recognition of nonaccrual loan income	129	111	152
Unrealized gains (losses) on available-for-sale securities	2,124	6,613	(2,212)
Post retirement benefit obligation	986	890	2,857
Accelerated depreciation	(973)	(822)	(630)
Amortization of goodwill	(1,109)	(2,591)	(2,376)
Alternative Minimum Tax			402
Dividend Income - F&M West		(372)	(219)
Prepaid Expenses	(135)	(178)	(185)
Other	31	240	(370)
Net deferred tax asset	$ 5,097	$ 9,946	$ 5,008